Prepaid Asset	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
PREPAID ASSET	NOTE 3 PREPAID ASSET As of March 31, 2012 and 2011, the Company has $48 and 0 in prepaid assets relating to current operating expenses, respectively.